Share-Based Compensation Plan - Options Outstanding and Exercisable (Details) shares in Thousands, share in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 share	Dec. 31, 2019 $ / shares	Dec. 31, 2018 share $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding, number outstanding at December 31, 2019 (in shares)	2,475	2,475		4,865	0
Options Outstanding, weighted average remaining life	6 months 29 days
Options Outstanding, weighted average exercise price (in cad per share)			$ 6.83	$ 6.70	$ 0
Options exercisable, number exercisable at December 31, 2019 (in shares) | share		2,069
Options Exercisable, weighted average exercise price (in cad per share)	$ 6.94
$5.00 - $7.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding, number outstanding at December 31, 2019 (in shares) | share		1,654
Options Outstanding, weighted average remaining life	9 months 14 days
Options Outstanding, weighted average exercise price (in cad per share)			6.39
Options exercisable, number exercisable at December 31, 2019 (in shares) | share		1,248
Options Exercisable, weighted average exercise price (in cad per share)	$ 6.42
$7.01 - $9.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding, number outstanding at December 31, 2019 (in shares) | share		821
Options Outstanding, weighted average remaining life	1 month 24 days
Options Outstanding, weighted average exercise price (in cad per share)			7.73
Options exercisable, number exercisable at December 31, 2019 (in shares) | share		821
Options Exercisable, weighted average exercise price (in cad per share)	$ 7.73
Minimum | $5.00 - $7.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options			5.00
Minimum | $7.01 - $9.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options			7.01
Maximum | $5.00 - $7.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options			7.00
Maximum | $7.01 - $9.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options			$ 9.00